Expense Example - Park Edge Adaptive Risk ETF - Park Edge Adaptive Risk ETF Shares	Oct. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 210
Expense Example, with Redemption, 3 Years	$ 649